INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7%
	AEROSPACE & DEFENSE - 2.4%
5,640	HEICO Corporation	$ 1,090,776
987	TransDigm Group, Inc.	1,162,429
		2,253,205
	APPAREL & TEXTILE PRODUCTS - 1.1%
12,690	Columbia Sportswear Company	1,049,336

	ASSET MANAGEMENT - 1.1%
14,523	Charles Schwab Corporation (The)	969,846

	AUTOMOTIVE - 1.2%
31,161	Gentex Corporation	1,138,311

	BANKING - 3.5%
9,306	Cullen/Frost Bankers, Inc.	1,009,794
705	First Citizens BancShares, Inc., Class A	1,109,536
43,005	ICICI Bank Ltd. - ADR	1,101,358
		3,220,688
	BIOTECH & PHARMA - 1.2%
14,238	Dr Reddy's Laboratories Ltd. - ADR	1,093,194

	CHEMICALS - 1.1%
7,191	Westlake Corporation	997,464

	COMMERCIAL SUPPORT SERVICES - 2.3%
1,692	Cintas Corporation	1,063,608
23,265	Rollins, Inc.	1,025,289
		2,088,897
	CONSTRUCTION MATERIALS - 2.6%
3,243	Carlisle Companies, Inc.	1,135,050
2,115	Martin Marietta Materials, Inc.	1,221,856
		2,356,906
	ELECTRICAL EQUIPMENT - 3.3%
10,434	Amphenol Corporation, Class A	1,139,809
24,957	Cognex Corporation	984,554

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.3% (Continued)
3,807	Littelfuse, Inc.	$ 906,980
		3,031,343
	ENGINEERING & CONSTRUCTION - 2.8%
4,794	EMCOR Group, Inc.	1,503,015
5,922	Tetra Tech, Inc.	1,050,089
		2,553,104
	ENTERTAINMENT CONTENT - 1.3%
10,857	NetEase, Inc. - ADR	1,171,687

	FOOD - 0.9%
20,022	Darling Ingredients, Inc.(a)	847,131

	HEALTH CARE FACILITIES & SERVICES - 3.5%
1,692	Chemed Corporation	1,059,412
3,525	ICON plc(a)	1,130,185
2,679	Molina Healthcare, Inc.(a)	1,055,285
		3,244,882
	HOME CONSTRUCTION - 1.2%
141	NVR, Inc.(a)	1,075,205

	INDUSTRIAL REIT - 1.1%
5,499	EastGroup Properties, Inc.	966,119

	INDUSTRIAL SUPPORT SERVICES - 3.5%
15,792	Fastenal Company	1,152,974
15,087	RB Global, Inc.	1,145,254
2,397	Watsco, Inc.	944,706
		3,242,934
	INSURANCE - 2.6%
14,241	Brown & Brown, Inc.	1,199,235
13,959	W R Berkley Corporation	1,166,972
		2,366,207

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.4%
8,460	Texas Roadhouse, Inc.	$ 1,263,670

	MACHINERY - 5.7%
11,844	Graco, Inc.	1,080,883
4,653	Lincoln Electric Holdings, Inc.	1,193,960
6,909	Middleby Corporation (The)(a)	1,051,273
3,525	Snap-on, Inc.	971,702
10,716	Toro Company (The)	989,194
		5,287,012
	MEDICAL EQUIPMENT & DEVICES - 2.2%
1,833	IDEXX Laboratories, Inc.(a)	1,054,397
2,820	West Pharmaceutical Services, Inc.	1,010,575
		2,064,972
	RESIDENTIAL REIT - 1.0%
7,473	Mid-America Apartment Communities, Inc.	939,207

	RETAIL - DISCRETIONARY – 5.9%
423	AutoZone, Inc.(a)	1,271,547
7,332	Genuine Parts Company	1,094,374
3,102	Lithia Motors, Inc.	927,684
6,345	Penske Automotive Group, Inc.	973,958
4,653	Tractor Supply Company	1,183,351
		5,450,914
	SEMICONDUCTORS - 2.4%
9,165	Skyworks Solutions, Inc.	961,592
9,870	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,269,973
		2,231,565
	SOFTWARE - 3.6%
6,627	Check Point Software Technologies Ltd.(a)	1,063,103
5,217	Nice Ltd. - ADR(a)	1,278,948
1,833	Roper Technologies, Inc.	998,490
		3,340,541
	TECHNOLOGY SERVICES - 7.8%
3,102	CACI International, Inc., Class A(a)	1,162,785

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	TECHNOLOGY SERVICES - 7.8% (Continued)
13,536	Cognizant Technology Solutions Corporation, Class A	$ 1,069,615
11,844	CoStar Group, Inc.(a)	1,030,783
3,525	EPAM Systems, Inc.(a)	1,073,010
846	Fair Isaac Corporation(a)	1,074,344
3,525	MarketAxess Holdings, Inc.	752,270
8,601	Paychex, Inc.	1,054,655
		7,217,462
	TRANSPORTATION & LOGISTICS - 9.2%
8,037	Canadian National Railway Company	1,042,319
12,690	Canadian Pacific Kansas City Ltd.	1,078,777
29,046	CSX Corporation	1,102,005
7,896	Expeditors International of Washington, Inc.	944,362
3,525	Grupo Aeroportuario del Sureste SAB de CV - ADR	1,037,654
5,217	JB Hunt Transport Services, Inc.	1,076,319
5,358	Landstar System, Inc.	1,019,092
2,538	Old Dominion Freight Line, Inc.	1,123,013
		8,423,541
	TRANSPORTATION EQUIPMENT - 1.3%
10,434	PACCAR, Inc.	1,157,026

	WHOLESALE - DISCRETIONARY - 3.5%
21,150	Copart, Inc.(a)	1,124,123
21,291	LKQ Corporation	1,113,306
2,538	Pool Corporation	1,010,429
		3,247,858

	TOTAL COMMON STOCKS (Cost $63,120,980)	74,290,227

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
EXCHANGE-TRADED FUND — 18.8%
FIXED INCOME - 18.8%
344,886	WisdomTree Floating Rate Treasury Fund (Cost $17,370,336)	$ 17,347,766

	TOTAL INVESTMENTS - 99.5% (Cost $80,491,316)	$ 91,637,993
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	480,879
	NET ASSETS - 100.0%	$ 92,118,872

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.